Supplement dated March 21, 2024, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary
Prospectus dated May 1, 2023 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice Income

Pacific Choice 2

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific Odyssey
(Offered on and after October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value for Prudential

Pacific Value Edge

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Select Variable Annuity

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Navigator

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Value Edge

Pacific Voyages

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus or the Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The purpose of this supplement is to notify Contract Owners of an upcoming underlying fund substitution (the “Substitution”). On or about May 1, 2024 (the “Substitution Date”), in accordance with standards of the U.S. Securities and Exchange Commission, shares of the following “Current Portfolio” will be substituted for shares of the following “Replacement Portfolio,” as set forth in the table below:

Current Portfolio	Replacement Portfolio
ClearBridge Variable Aggressive Growth Portfolio Class II	American Funds IS Growth Fund Class 4

On the Substitution Date, all Contract Value in any Subaccount investing in the Current Portfolio will automatically be reallocated to the Subaccount investing in the corresponding Replacement Portfolio. After the Substitution Date, no new allocations may be made to the Subaccounts investing in the Current Portfolios, and such Subaccounts will no longer be available for investment under the Contract.

Your Contract Value immediately prior to the Substitution will equal your Contract Value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The Contract’s fees and charges will not increase as a result of the Substitution. Your rights and our obligations under the Contract will not be altered in any way.

You may reallocate Contract Value in the Subaccounts investing in the Current Portfolio for thirty (30) calendar days prior to the Substitution Date, or from the Subaccounts investing in the Replacement Portfolio within thirty (30) calendar days after the Substitution Date. Neither the Substitution, nor any transfer of Contract Value as described above, will count against any limit on free transfers that you are permitted to make each year. All other transfers are subject to limitations as described in your Contract Prospectus. Any standing instructions or investment restrictions applicable to your Contract that include a Subaccount investing in a Current Portfolio will be automatically updated to include the Subaccount investing in the corresponding Replacement Portfolio.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or (800) 748-6907 for New York contracts or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Copies of the Replacement Portfolio’s prospectuses accompany this Supplement. You should read them carefully.

Any references to the Current Portfolio are deleted from the Contract Prospectus after the Substitution Date.

Form No.	VASUPCB0324

NYSUPCB0324

Supplement dated March 21, 2024, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2023 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Choice Income

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Navigator

Pacific Odyssey
(Offered before October 1, 2013)

Pacific Odyssey
(Offered on and after October 1, 2013)

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value for Prudential

Pacific Value Edge

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Select Variable Annuity

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Choice 2

Pacific Innovations Select

Pacific Journey Select

(Offered before October 1, 2013)

Pacific Journey Select

(Offered on and after October 1, 2013)

Pacific Odyssey

(Offered before October 1, 2013)

Pacific Odyssey

(Offered on and after October 1, 2013)

Pacific One Select

Pacific Navigator

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Quest

Pacific Value

Pacific Value Select

(Offered before October 1, 2013)

Pacific Value Select

(Offered on and after October 1, 2013)

Pacific Value Edge

Pacific Voyages

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus or the Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The purpose of this supplement is to notify Contract Owners of upcoming underlying fund substitutions (the “Substitutions”). On or about May 1, 2024 (the “Substitution Date”), in accordance with standards of the U.S. Securities and Exchange Commission, shares of the following “Current Portfolios” will be substituted for shares of the following “Replacement Portfolios,” as set forth in the table below:

Current Portfolios	Replacement Portfolios
First Trust Multi Income Allocation Portfolio Class I	Franklin Income VIP Fund Class 2
PIMCO All Asset Portfolio Advisor Class	Invesco V.I. Balanced-Risk Allocation Fund Series II

On the Substitution Date, all Contract Value in any Subaccount investing in a Current Portfolio will automatically be reallocated to the Subaccount investing in the corresponding Replacement Portfolio. After the Substitution Date, no new allocations may be made to the Subaccounts investing in the Current Portfolios, and such Subaccounts will no longer be available for investment under the Contract.

Your Contract Value immediately prior to the Substitutions will equal your Contract Value immediately after the Substitutions. There will be no tax consequences for you as a result of the Substitutions. The Substitutions will be performed at no cost to you. The Contract’s fees and charges will not increase as a result of the Substitutions. Your rights and our obligations under the Contract will not be altered in any way.

You may reallocate Contract Value in the Subaccounts investing in the Current Portfolios for thirty (30) calendar days prior to the Substitution Date, or from the Subaccounts investing in the Replacement Portfolios within thirty (30) calendar days after the Substitution Date. Neither the Substitutions, nor any transfer of Contract Value as described above, will count against any limit on free transfers that you are permitted to make each year. All other transfers are subject to limitations as described in your Contract Prospectus. Any standing instructions or investment restrictions applicable to your Contract that include a Subaccount investing in a Current Portfolio will be automatically updated to include the Subaccount investing in the corresponding Replacement Portfolio.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448 or (800) 748-6907 for New York contracts, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Copies of the Replacement Portfolios’ prospectuses accompany this Supplement. You should read them carefully.

Any references to the Current Portfolios are deleted from the Contract Prospectus after the Substitution Date.

Form No.	VASUPFTP0324

NYSUPFTP0324

Supplement dated March 21, 2024, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2023 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company
Pacific Choice Variable Annuity
Pacific Choice Income
Pacific Choice 2
Pacific Innovations
Pacific Innovations Select
Pacific Journey
Pacific Journey Select
(Offered before October 1, 2013)
Pacific Journey Select
(Offered on and after October 1, 2013)
Pacific Navigator
Pacific Odyssey
(Offered before October 1, 2013)
Pacific Odyssey
(Offered on and after October 1, 2013)
Pacific One
Pacific One Select
Pacific Portfolios
Pacific Portfolios for Chase
Pacific Quest
Pacific Value
Pacific Value for Prudential
Pacific Value Edge
Pacific Value Select
(Offered before October 1, 2013)
Pacific Value Select
(Offered on and after October 1, 2013)
Pacific Select Variable Annuity
Pacific Voyages	Pacific Choice Variable Annuity
Pacific Choice Income
Pacific Choice 2
Pacific Innovations Select
Pacific Journey Select
(Offered before October 1, 2013)
Pacific Journey Select
(Offered on and after October 1, 2013)
Pacific Odyssey
(Offered before October 1, 2013)
Pacific Odyssey
(Offered on and after October 1, 2013)
Pacific One Select
Pacific Navigator
Pacific Portfolios
Pacific Portfolios for Chase
Pacific Quest
Pacific Value
Pacific Value Select
(Offered before October 1, 2013)
Pacific Value Select
(Offered on and after October 1, 2013)
Pacific Value Edge
Pacific Voyages

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus or the Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448, or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The purpose of this supplement is to notify Contract Owners of upcoming underlying fund substitutions (the “Substitutions”). On or about May 1, 2024 (the “Substitution Date”), in accordance with standards of the U.S. Securities and Exchange Commission, shares of the following “Current Portfolio” will be substituted for shares of the following “Replacement Portfolio,” as set forth in the table below:

Current Portfolio	Replacement Portfolio
State Street Total Return V.I.S. Fund Class 3	American Funds IS Asset Allocation Fund Class 4

On the Substitution Date, all Contract Value in any Subaccount investing in a Current Portfolio will automatically be reallocated to the Subaccount investing in the corresponding Replacement Portfolio. After the Substitution Date, no new allocations may be made to the Subaccounts investing in the Current Portfolio, and such Subaccounts will no longer be available for investment under the Contract.

Your Contract Value immediately prior to the Substitutions will equal your Contract Value immediately after the Substitutions. There will be no tax consequences for you as a result of the Substitutions. The Substitutions will be performed at no cost to you. The

Contract’s fees and charges will not increase as a result of the Substitutions. Your rights and our obligations under the Contract will not be altered in any way.

You may reallocate Contract Value in the Subaccounts investing in the Current Portfolio for thirty (30) calendar days prior to the Substitution Date, or from the Subaccounts investing in the Replacement Portfolio within thirty (30) calendar days after the Substitution Date. Neither the Substitutions, nor any transfer of Contract Value as described above, will count against any limit on free transfers that you are permitted to make each year. All other transfers are subject to limitations as described in your Contract Prospectus. Any standing instructions or investment restrictions applicable to your Contract that include a Subaccount investing in a Current Portfolio will be automatically updated to include the Subaccount investing in the corresponding Replacement Portfolio.

Please work with your financial professional to determine if your existing allocation instructions should be changed before or after the Substitution Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or (800) 748-6907 for New York contracts, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Copies of the Replacement Portfolio’s prospectuses accompany this Supplement. You should read them carefully.

Any references to the Current Portfolio are deleted from the Contract Prospectus after the Substitution Date.

Form No. VASUPSS0324

NYSUPSS0324